HARRIS ASSOCIATES LARGE CAP VALUE FUND
  IXIS U.S. DIVERSIFIED PORTFOLIO (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND)
                                  (THE "FUNDS")

Supplement  dated June 28, 2005 to the IXIS Advisors  Equity Funds  Statement of
Additional Information - Part I dated May 1, 2005, as may be revised and supplemented from time to time

THE SUB-SECTION "ADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

                                          DATE OF               ADVISORY FEE PAYABLE BY FUND TO IXIS ADVISORS
FUND                                     AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
------------------------------------    -------------    -------------------------------------------------------------
IXIS U.S. Diversified Portfolio           10/30/00           0.90%  of the first $1 billion
                                         as amended          0.80%  of amounts in excess of $1 billion
                                          through
                                         07/01/052

     2 Prior to July 1, 2005, the advisory fee payable by IXIS U.S. Diversified Portfolio to IXIS Advisors was 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% of such assets in excess of $750 million.

EFFECTIVE JULY 1, 2005, THE SUB-SECTION "SUBADVISORY FEES" WITHIN THE SECTION "FUND CHARGES AND EXPENSES" IS REVISED AS FOLLOWS WITH REGARD TO THE HARRIS ASSOCIATES LARGE CAP VALUE FUND AND IXIS U.S. DIVERSIFIED PORTFOLIO:

                                                    DATE OF
                                                  SUBADVISORY                  SUBADVISORY FEE PAYABLE TO SUBADVISER
FUND                         SUBADVISER            AGREEMENT             (AS A % OF AVERAGE DAILY NET ASSETS OF THE FUND)
-----------------------    ---------------     ------------------     --------------------------------------------------------
Harris Associates          Harris                 10/29/02 as         0.45%           of the first $250 million
Large Cap Value Fund       Associates           amended through       0.40%           of amounts in excess of $250 million
                                                   07/01/054

IXIS U.S. Diversified      Harris                 10/30/00 as         0.45%           of the first $250 million
Portfolio                  Associates           amended through       0.40%           of amounts in excess of $250 million
                                                   07/01/052

                           Loomis Sayles          05/18/01 as         0.50%           of the first $250 million
                           -                    amended through       0.45%           of amounts in excess of $250 million
                           Mid Cap                 07/01/052
                           Growth Segment
                                                  10/30/00 as
                           Loomis Sayles        amended through       0.50%           of the first $250 million
                           -                       07/01/052          0.45%           of amounts in excess of $250 million
                           Small Cap
                           Value Segment

                           Mercury                09/01/01 as         0.45%           of the first $250 million
                                                 amended through      0.40%           of amounts in excess of $250 million
                                                  07/01/052

     2. Prior to July 1, 2005, the subadvisory fee payable to Harris Associates for managing its segment of the Fund was 0.65% of the first $50 million of the average daily net assets of the Fund, 0.60% of the next $50 million, 0.55% of the next $400 million, and 0.50% of assets in excess of $500 million. Prior to July 1, 2005, the subadvisory fee payable to Loomis Sayles for managing the Mid Cap Growth segment of the Fund was 0.55% of the first $50 million of the average daily net assets of the Fund, 0.50% of the next $450 million and 0.475% of assets in excess of $500 million. Prior to July 1, 2005, the subadvisory fee payable to Loomis Sayles for managing the Small Cap Value segment of the Fund was 0.55% of the first $50 million of the average daily net assets of the Fund, 0.50% of the next $250 million , 0.475% of the next $250 million, and 0.45% of assets in excess of $550 million. Prior to July 1, 2005, the subadvisory fee payable to Mercury for managing its segment of the Fund was 0.55% of the first $300 million of the average daily net assets of the Fund and 0.50% of assets in excess of $300 million.

     4 Prior to July 1, 2005, the subadvisory fee payable by IXIS Advisors to Harris Associates was 0.45% of the first $250 million of the average daily net assets of the Fund, 0.40% of the next $250 million, and 0.35% of assets in excess of $500 million.

                                                                      SP267-0605